Cover Page	11 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	ASCENDANT DIGITAL ACQUISITION CORP
Entity Central Index Key	0001805651
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false